Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets [abstract]
Intangible Assets

Note 14 – Intangible Assets

Computer software	2018	2017
Net book value January 1,	$180	$203
Additions	125	25
Amortization	(66)	(57)
Foreign exchange	(7)	9
Net book value December 31,	$232	$180

Total cost	$2,158	$2,043
Total accumulated depreciation	(1,926)	(1,863)
Net book value December 31,	$232	$180

Amortization of $66 (2017 – $57) is included in the consolidated statements of operations and comprehensive loss in selling, general and administrative expenses.